LONG-TERM DEBT	12 Months Ended
Dec. 31, 2020
LONG-TERM DEBT
LONG-TERM DEBT

9.    LONG-TERM DEBT

The Company’s long-term debt is comprised of the following:

	December 31, 2020	December 31, 2019
Revolving credit and swingline facility
Revolving credit facility	$148.8	$—
Term loan
Term loan facility	1,671.6	3,351.2
Bonds
5.625% USD senior unsecured notes (“5.625% 2022 Notes”)(1)	—	454.6
5.375% USD senior unsecured notes (“5.375% 2023 Notes”)(2)	—	519.5
4.250% USD senior secured notes (“4.250% 2025 Secured Notes”)(3)	636.6	—
3.750% USD senior secured notes (“3.750%% 2025 Secured Notes”)(4)	954.9	—
7.000% USD senior unsecured notes (“7.000% 2026 Notes”)(5)	—	876.7
5.125% USD senior secured notes (“5.125% 2026 Secured Notes”)(6)	636.6	649.4
8.500% USD senior unsecured notes, (“8.500% 2027 Notes”)(7)	458.4	779.3
4.000% senior unsecured notes, (“4.000% 2028 Notes”)(8)	636.6	—
3.500% USD senior secured notes (“3.500% 2028 Secured Notes”)(9)	954.9	—
Paid in Kind notes
11.000% Paid in Kind notes (“PIK Notes”), semi-annual interest commencing December 1, 2018, principal maturing on May 31, 2028	—	1,008.0
Promissory notes	—	27.5
Equipment loans and other
At interest rates ranging from 3.02% to 4.37%	9.2	9.5
Subtotal	6,107.6	7,675.7
Fair value adjustment, discount and premium on bonds	(5.4)	(30.1)
Net derivative instruments	122.3	31.1
Deferred finance costs	(58.4)	(51.6)
Total long-term debt	6,166.1	7,625.1
Less: Current portion	(4.6)	(64.4)
Total non-current long-term debt	$6,161.5	$7,560.7

(1)	The 5.625% 2022 Notes bear interest semi-annually which commenced May 12, 2017 with principal maturing on May 1, 2022.
(2)	The 5.375% 2023 Notes bear interest semi-annually which commenced September 1, 2018 with principal maturing on March 1, 2023.
(3)	The 4.250% 2025 Secured Notes bear interest semi-annually which commenced December 1, 2020 with the principal maturing on June 1, 2025.
(4)	The 3.750% 2025 Secured Notes bear interest semi-annually commencing February 1, 2021 with the principal maturing on August 1, 2025.
(5)	The 7.000% 2026 Notes bear interest semi-annually which commenced December 1, 2018 with principal maturing on June 1, 2026.
(6)	The 5.125% 2026 Secured Notes bear interest semi-annually which commenced on December 15, 2019 with principal maturing on December 15, 2026.
(7)	The 8.500% 2027 Notes bear interest semi-annually which commenced on May 1, 2019 with principal maturing on May 1, 2027.
(8)	The 4.000% 2028 Notes bear interest semi-annually commencing February 1, 2021 with principal maturing on August 1, 2028.
(9)	The 3.500% 2028 Secured Notes bear interest semi-annually commencing September 1, 2021 with principal maturing on September 1, 2028.

Revolving credit and swingline facility

GFL has a revolving credit and swingline facility (the “Revolving Credit Facility”) totaling $628.0 million and US$40.0 million of which $148.8 million was drawn as at December 31, 2020 ($nil as at December 31, 2019).

On November 24, 2020, GFL entered into the Sixth Amended and Restated Credit Agreement (the "Revolving Credit Agreement") to, among other things, (a) reduce the applicable margin on existing borrowings by 50 basis points to 2.25% above Bankers Acceptance or Libor, based on GFL's Leverage Ratio as at December 31, 2020, (b) extend the maturity date to November 24, 2024, and (c) conform certain terms of the agreement to its other long term debt arrangements.

The interest rate applied on amounts drawn under the Revolving Credit Agreement is the effective Bankers’ Acceptance/LIBOR rate or prime rate plus a spread. The spread is based on GFL’s ratio of Net Funded Debt to Adjusted EBITDA as of the end of the most recently completed fiscal quarter or fiscal year end, and can range between 0.75% to 2.75% per annum, depending on the mechanism used to draw the funds.

The Revolving Credit Facility is secured by mortgages on certain properties, a general security agreement over all the assets of GFL and certain material subsidiaries and a pledge of shares of all subsidiaries.

Under the Revolving Credit Facility, GFL must satisfy the following financial covenant:

If the Revolving Credit Facility is more than 35% utilized, then GFL’s maximum Total Net Funded Debt to Adjusted EBITDA, each as defined in the Revolving Credit Facility, must be equal to or less than 8.00:1.

As at December 31, 2020 and December 31, 2019, GFL was in compliance with this covenant.

On March 5, 2020, GFL used a portion of the net proceeds of the IPO to repay $392.9 million of the Revolving Credit Facility.

Term Loan Facility

GFL has a Term Loan Facility (the “Term Loan Facility”) totaling US$1,312.9 million which matures on May 31, 2025, and bears interest at a rate of LIBOR plus 3.00% or US prime plus 2.00%.

The Term Loan Facility is secured by mortgages on certain properties, a general security agreement over all the assets of GFL and certain material subsidiaries and a pledge of the shares of such subsidiaries.

On March 5, 2020, GFL used a portion of the net proceeds of the IPO to repay US$523.0 million of the Term Loan Facility.

On December 21, 2020, GFL used the net proceeds of the 3.500% 2028 Secured Notes issuance to repay US$744.3 million of the Term Loan Facility and completed the repricing of the balance of the Term Loan Facility, by reducing the LIBOR floor from 1.00% to 0.50%.

Bonds

2020 Financings

On March 5, 2020, GFL used a portion of the net proceeds of the IPO to fund the redemption of the following (i) the entire US$350.0 million outstanding aggregate principal amount of the 5.625% 2022 Notes, (ii) the entire US$400.0 million outstanding aggregate principal amount of the 5.375% 2023 Notes, (iii) US$270.0 million outstanding aggregate principal amount of the 7.000% 2026 Notes, (iv) US$240.0 million of the aggregate principal amount of the 8.500% 2027 Notes, and (v) related fees, premiums and accrued and unpaid interest on the 5.625% 2022 Notes, the 5.375% 2023 Notes, the 7.000% 2026 Notes and the 8.500% 2027 Notes. A loss on extinguishment of the bonds of $73.8 million and write off of deferred financing costs of $17.4 million was recognized in interest and other finance costs.

On April 22, 2020, GFL issued the 4.250% 2025 Secured Notes. Concurrent with the issuance, GFL entered into debt derivatives to convert all related interest and principal payment obligations to Canadian dollars and convert the floating rate to a fixed rate until maturity.

On August 24, 2020, GFL issued the 3.750% 2025 Secured Notes.

On November 23, 2020, GFL issued the 4.000% 2028 Notes. Concurrent with the issuance, GFL entered into cross-currency swaps to manage its currency risk. GFL used the net proceeds of the issuance to fund the redemption of the entire US$405.0 million outstanding aggregate principal amount, related fees, premiums and accrued interest on the 7.000% 2026 Notes. A loss on extinguishment of the bond of $35.5 million and write off of deferred financing costs of $6.6 million was recognized in interest and other finance costs. At the same time, the associated debt derivatives were settled for net proceeds received of $6.9 million.

On December 21, 2020, GFL issued the 3.500% 2028 Secured Notes. GFL used the net proceeds of the issuance to fund the redemption of US$744.3 million of the Term Loan Facility, related fees, premiums and accrued interest.

On December 31, 2020, GFL terminated US$469.4 million of the original and the offset swap positions, resulting in a net payment of $31.9 million paid by GFL. The remaining US$30.6 million offset swap position was settled on February 1, 2021 with a final payment of $3.8 million, paid by GFL.

In conjunction with the repayments of notes throughout the year, GFL incurred accelerated interest payments of $4.4 million ($nil for the year ended December 31, 2019, $nil for the seven month period ended December 31, 2018 and $nil for the five month period ended May 31, 2018) and loss on extinguishments of both bonds and PIK Notes of $168.7 million ($nil for the year ended December 31, 2019, $nil for the seven month period ended December 31, 2018, and $nil for the five month period ended May 31, 2018).

2019 Financings

On April 17, 2019, GFL issued US$600.0 million 8.500% 2027 Notes. GFL used the proceeds of the offering to repay amounts outstanding under the Revolving Credit Facility. The balance of the proceeds was used for general corporate expenses including to fund future acquisitions.

On December 16, 2019, GFL issued US$500.0 million 5.125% 2026 Secured Notes. GFL used the proceeds of the offering to fund acquisitions and repay amounts outstanding under the Revolving Credit Facility. The balance of the proceeds will be used for general corporate expenses including to fund future acquisitions.

On December 16, 2019, GFL also issued an additional US$275.0 million in aggregate principal amount of 7.000% 2026 Notes under the indenture entered into in respect of the US$400.0 million in aggregate principal amount of the Company's existing 7.000% 2026 Notes due 2026. GFL used the proceeds of the 7.000% 2026 Notes to fund acquisitions and repay amounts outstanding under the Revolving Credit Facility. The balance of the proceeds will be used for general corporate expenses including to fund future acquisitions.

Paid in Kind Notes

On March 5, 2020, in connection with the pre-closing capital changes implemented as part of the IPO, certain existing shareholders of Holdings subscribed for additional non-voting shares at a fair market value price per share of US$19.00, the proceeds of which, together with a loan in an aggregate principal amount of $29.0 million from Sejosa Holdings Inc., an entity controlled by Patrick Dovigi, Founder, Chairman, President and Chief Executive Officer, were used to redeem in full the PIK Notes in an aggregate amount of $1,049.9 million plus redemption premiums and penalties. A loss on extinguishment of $59.4 million was recognized in interest and other finance costs.

Letter of credit facility

GFL has a combined committed letter of credit facility to a maximum of $240.0 million. At December 31, 2020, GFL had $133.8 million ($104.3 million as at December 31, 2019) outstanding against this facility which is not recognized in the Annual Financial Statements. Interest expense in connection with these letters of credit was $3.8 million for the year ended December 31, 2020 ($2.8 million for the year ended December 31, 2019, $0.6 million for the seven month period ended December 31, 2018, and $0.6 million for the five month period ended May 31, 2018).

Changes in long-term debt arising from financing activities

The opening and closing balances of long-term debt are reconciled as follows:

	December 31, 2020	December 31, 2019
Balance, beginning of period	$7,625.1	$6,288.7
Cash flows
Issuance of long-term debt	4,667.9	3,143.8
Repayment of long-term debt	(6,200.3)	(1,569.9)
Payment of financing costs	(41.0)	(20.7)
Non-cash changes
Reclassification of finance leases	—	(64.4)
PIK note exchanged for common shares	—	(61.1)
Assumed via business combinations	—	0.4
Accrued interest and other non-cash changes	125.6	153.4
Revaluation of foreign exchange	(129.7)	(160.9)
Fair value movements on cash flow hedges	118.5	(84.2)
Balance, end of period	$6,166.1	$7,625.1

Commitments related to long-term debt

Principal future payments on long term debt in each of the next five years are as follows:

Long-term debt
2021	$4.6
2022	0.5
2023	0.2
2024	3.7
2025	1,591.5
Thereafter	4,507.1
$6,107.6